10Q REDEEMABLE NONCONTROLLING INTERESTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Temporary Equity Disclosure [Abstract]
NONCONTROLLING INTERESTS	REDEEMABLE NONCONTROLLING INTERESTS
The portions of equity in certain of our consolidated subsidiaries that are not attributable, directly or indirectly, to us, are redeemable upon the occurrence of an event that is not solely within our control.

We hold a 51% controlling interest in our subsidiary in Germany. Under the shareholder agreement, the minority shareholder has the option to compel us to purchase their shares at fair market value upon the occurrence of a specific change in control event. As of March 31, 2025, the option is not considered probable of becoming redeemable. We also own 51% of our subsidiary in Greece and 50.1% of our subsidiary in Chile. Under the respective shareholder agreements, the minority shareholders have the option to compel us to purchase their shares at a price per share based on the fair value of the shares, or under certain circumstances for our subsidiary in Greece, at a price determined by calculations stipulated in the shareholder agreement. The options have no expiration date.

Because the exercise of each of these redemption options is not solely within our control, the redeemable noncontrolling interests are presented in the mezzanine section between total liabilities and shareholders’ equity, as temporary equity, in our consolidated balance sheets. The redeemable noncontrolling interest for each subsidiary is reflected at the higher of: (i) the initial carrying amount, increased or decreased for the noncontrolling interest's share of comprehensive income (loss), capital contributions and distributions or (ii) the redemption price.

The option held by the minority shareholder in Greece, which is redeemable at a price other than fair value, is considered probable of becoming redeemable on December 8, 2025. In determining the measurement method of redemption price, we have elected to accrete changes in the redemption price over the period from the date of issuance to the earliest redemption date of the instrument using the effective interest method, applied prospectively. We have also elected to recognize the entire amount of any redemption price adjustments in net income attributable to noncontrolling interests in our consolidated statements of income.

In addition, we own 66% of our subsidiary in Poland. The redemption option held by the minority shareholder in Poland expired on January 1, 2024, and the redeemable noncontrolling interest was reclassified to nonredeemable noncontrolling interest in our consolidated balance sheet as of January 1, 2024.
NONCONTROLLING INTERESTS
The following table presents the reconciliation of net income attributable to noncontrolling interests to comprehensive income attributable to noncontrolling interests, including discontinued operations, for the years ended December 31, 2024, 2023 and 2022:

	Years Ended December 31,
	2024	2023	2022

	(in thousands)

Net income attributable to noncontrolling interests	$73,788	$42,590	$31,820
Foreign currency translation attributable to noncontrolling interests	(54,468)	50,397	(13,301)
Comprehensive income attributable to noncontrolling interests	$19,320	$92,987	$18,519

During the year ended December 31, 2024, we paid $108.8 million to acquire the remaining 45.23% interest for 100% ownership in one of our majority-owned subsidiaries in Europe. The transaction resulted in a reduction in equity attributable to noncontrolling interests of approximately $37.7 million and a reduction in total equity attributable to Global Payments of approximately $71.1 million. The net effects of the transaction include a reclassification of an accumulated other comprehensive gain related to foreign currency translation of $0.7 million from noncontrolling interests to equity attributable to Global Payments.

During the year ended December 31, 2023, we received $26.2 million from a noncontrolling shareholder in exchange for a 20% ownership interest in one of our majority-owned subsidiaries in Spain, which resulted in a reallocation between equity attributable to Global Payments and equity attributable to noncontrolling interests.

Redeemable Noncontrolling Interests

The portions of equity in certain of our consolidated subsidiaries that are not attributable, directly or indirectly, to us, are redeemable upon the occurrence of an event that is not solely within our control.

During the second quarter of 2024, we formed a new joint venture in Germany, of which we hold a 51% controlling interest. Under the shareholder agreement, the minority shareholder has the option to compel us to purchase their shares at fair market value upon the occurrence of a specific change in control event. As of December 31, 2024, the option is not considered probable of becoming redeemable. We also own 51% of our subsidiary in Greece and 50.1% of our subsidiary in Chile. Under the respective shareholder agreements, the minority shareholders have the option to compel us to purchase their shares at a price per share based on the fair value of the shares, or under certain circumstances for our subsidiary in Greece, at a price determined by calculations stipulated in the shareholder agreement. The options have no expiration date.
Because the exercise of each of these redemption options is not solely within our control, the redeemable noncontrolling interests are presented in the mezzanine section between total liabilities and shareholders’ equity, as temporary equity, in our consolidated balance sheets. The redeemable noncontrolling interest for each subsidiary is reflected at the higher of: (i) the initial carrying amount, increased or decreased for the noncontrolling interest's share of comprehensive income (loss), capital contributions and distributions or (ii) the redemption price.

The option held by the minority shareholder in Greece, which is redeemable at a price other than fair value, is considered probable of becoming redeemable on December 8, 2025. In determining the measurement method of redemption price, we have elected to accrete changes in the redemption price over the period from the date of issuance to the earliest redemption date of the instrument using the effective interest method, applied prospectively, which amounted to $20.0 million for the year ended December 31, 2024. We have also elected to recognize the entire amount of any redemption price adjustments in net income attributable to noncontrolling interests in our consolidated statements of income.

In addition, we own 66% of our subsidiary in Poland. The redemption option held by the minority shareholder in Poland expired on January 1, 2024, and the redeemable noncontrolling interest was reclassified to nonredeemable noncontrolling interest in the consolidated balance sheet as of January 1, 2024.